FINANCIAL INFORMATION FOR GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES (Tables) (Imported)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of guarantor condensed consolidating results of operations

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

	Three Months Ended March 31, 2015
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total

Revenues	$—	$141,410	$62,369	$3,830	$(136)	$207,473
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	—	110,589	14,371	2,063	—	127,023
Operating expenses	—	4,191	11,359	427	(136)	15,841
Research and development	—	—	5,436	—	—	5,436
Depreciation	—	1,774	8,542	61	—	10,377
Amortization	—	2,215	17,771	669	—	20,655

Total costs and expenses	—	118,769	57,479	3,220	(136)	179,332

Operating income	—	22,641	4,890	610	—	28,141
Other (income) expense
Interest expense, net of interest income	—	2,778	22,787	90	—	25,655
Equity in income of subsidiaries	(469)	(3,047)	—	—	3,516	—

Total other (income) expense	(469)	(269)	22,787	90	3,516	25,655

Income (loss) from operations before tax	469	22,910	(17,897)	520	(3,516)	2,486
Income tax expense (benefit)	—	8,706	(6,942)	253	—	2,017

Net income (loss)	469	14,204	(10,955)	267	(3,516)	469
Foreign currency translation	(873)	—	—	(873)	873	(873)

Comprehensive (loss) income	$(404)	$14,204	$(10,955)	$(606)	$(2,643)	$(404)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

	Three Months Ended March 31, 2014
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total

Revenues	$—	$140,321	$6,866	$3,553	$(169)	$150,571
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	—	111,338	2,043	(143)	—	113,238
Operating expenses	—	18,747	819	642	(169)	20,039
Depreciation	—	1,883	1	43	—	1,927
Amortization	—	2,230	—	124	—	2,354

Total costs and expenses	—	134,198	2,863	666	(169)	137,558

Operating income	—	6,123	4,003	2,887	—	13,013
Other (income) expense
Interest expense, net of interest income	—	2,034	—	(488)	—	1,546
Equity in income of subsidiaries	(7,489)	(5,082)	—	—	12,571	—

Total other (income) expense	(7,489)	(3,048)	—	(488)	12,571	1,546

Income from operations before tax	7,489	9,171	4,003	3,375	(12,571)	11,467
Income tax expense	—	1,682	1,401	895	—	3,978

Net income	7,489	7,489	2,602	2,480	(12,571)	7,489
Foreign currency translation	1	—	—	1	(1)	1

Comprehensive income	$7,490	$7,489	$2,602	$2,481	$(12,572)	$7,490

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

	Three Months Ended June 30, 2015
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total

Revenues	$—	$139,818	$62,440	$4,256	$(150)	$206,364
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	—	110,659	14,375	2,188	—	127,222
Operating expenses	—	18,809	7,736	452	(150)	26,847
Research and development	—	—	4,470	—	—	4,470
Depreciation	—	1,787	8,880	50	—	10,717
Amortization	—	2,193	17,964	615	—	20,772

Total costs and expenses	—	133,448	53,425	3,305	(150)	190,028

Operating income	—	6,370	9,015	951	—	16,336
Other expense (income)
Interest expense, net of interest income	—	1,834	23,036	88	—	24,958
Equity in loss (income) of subsidiaries	12,741	(3,665)	—	—	(9,076)	—
Loss on extinguishment of debt	—	12,977	—	—	—	12,977

Total other expense (income)	12,741	11,146	23,036	88	(9,076)	37,935

(Loss) income from operations before tax	(12,741)	(4,776)	(14,021)	863	9,076	(21,599)
Income tax (benefit) expense	—	(3,684)	(5,502)	328	—	(8,858)

Net (loss) income	(12,741)	(1,092)	(8,519)	535	9,076	(12,741)
Foreign currency translation	811	—	—	811	(811)	811

Comprehensive (loss) income	$(11,930)	$(1,092)	$(8,519)	$1,346	$8,265	$(11,930)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

	Three Months Ended June 30, 2014
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total

Revenues	$—	$134,198	$7,044	$3,898	$(194)	$144,946
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	—	104,918	2,243	2,214	—	109,375
Operating expenses	—	20,000	778	677	(194)	21,261
Depreciation	—	1,870	1	48	—	1,919
Amortization	—	2,644	—	125	—	2,769

Total costs and expenses	—	129,432	3,022	3,064	(194)	135,324

Operating income	—	4,766	4,022	834	—	9,622
Other (income) expense
Interest expense, net of interest income	—	1,990	—	93	—	2,083
Equity in income of subsidiaries	(4,724)	(3,343)	—	—	8,067	—

Total other (income) expense	(4,724)	(1,353)	—	93	8,067	2,083

Income from operations before tax	4,724	6,119	4,022	741	(8,067)	7,539
Income tax expense	—	1,187	1,413	215	—	2,815

Net income	4,724	4,932	2,609	526	(8,067)	4,724
Foreign currency translation	381	—	—	381	(381)	381

Comprehensive income	$5,105	$4,932	$2,609	$907	$(8,448)	$5,105

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

	Six Months Ended June 30, 2015
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total

Revenues	$—	$281,228	$124,809	$8,086	$(286)	$413,837
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	—	221,248	28,746	4,251	—	254,245
Operating expenses	—	23,000	19,095	879	(286)	42,688
Research and development	—	—	9,906	—	—	9,906
Depreciation	—	3,561	17,422	111	—	21,094
Amortization	—	4,408	35,735	1,284	—	41,427

Total costs and expenses	—	252,217	110,904	6,525	(286)	369,360

Operating income	—	29,011	13,905	1,561	—	44,477
Other expense (income)
Interest expense, net of interest income	—	4,612	45,823	178	—	50,613
Equity in loss (income) of subsidiaries	12,272	(6,712)	—	—	(5,560)	—
Loss on extinguishment of debt	—	12,977	—	—	—	12,977

Total other expense (income)	12,272	10,877	45,823	178	(5,560)	63,590

(Loss) income from operations before tax	(12,272)	18,134	(31,918)	1,383	5,560	(19,113)
Income tax expense (benefit)	—	5,022	(12,444)	581	—	(6,841)

Net (loss) income	(12,272)	13,112	(19,474)	802	5,560	(12,272)
Foreign currency translation	(62)	—	—	(62)	62	(62)

Comprehensive (loss) income	$(12,334)	$13,112	$(19,474)	$740	$5,622	$(12,334)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

	Six Months Ended June 30, 2014
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total

Revenues	$—	$274,519	$13,910	$7,451	$(363)	$295,517
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	—	216,257	4,286	2,071	—	222,614
Operating expenses	—	38,746	1,597	1,319	(363)	41,299
Depreciation	—	3,753	2	91	—	3,846
Amortization	—	4,874	—	249	—	5,123

Total costs and expenses	—	263,630	5,885	3,730	(363)	272,882

Operating income	—	10,889	8,025	3,721	—	22,635
Other (income) expense
Interest expense, net of interest income	—	4,024	—	(395)	—	3,629
Equity in income of subsidiaries	(12,213)	(8,425)	—	—	20,638	—

Total other (income) expense	(12,213)	(4,401)	—	(395)	20,638	3,629

Income from operations before tax	12,213	15,290	8,025	4,116	(20,638)	19,006
Income tax expense	—	2,869	2,814	1,110	—	6,793

Net income	12,213	12,421	5,211	3,006	(20,638)	12,213
Foreign currency translation	382	—	—	382	(382)	382

Comprehensive income	$12,595	$12,421	$5,211	$3,388	$(21,020)	$12,595

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

	Year Ended December 31, 2014
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

Revenues	$—	$542,206	$35,689	$15,891	$(733)	$593,053
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	—	422,544	10,864	6,663	—	440,071
Operating expenses	—	88,087	5,719	2,379	(733)	95,452
Research and development	—	—	804	—	—	804
Depreciation	—	7,428	1,134	183	—	8,745
Amortization	—	11,180	2,454	565	—	14,199

Total costs and expenses	—	529,239	20,975	9,790	(733)	559,271

Operating income	—	12,967	14,714	6,101	—	33,782
Other (income) expense
Interest expense, net of interest income	—	7,675	3,290	(209)	—	10,756
Equity in income of subsidiaries	(12,140)	(15,218)	—	—	27,358	—
Loss on extinguishment of debt	—	2,523	202	—	—	2,725

Total other (income) expense	(12,140)	(5,020)	3,492	(209)	27,358	13,481

Income from operations before tax	12,140	17,987	11,222	6,310	(27,358)	20,301
Income tax expense	—	2,801	3,784	1,576	—	8,161

Net income	12,140	15,186	7,438	4,734	(27,358)	12,140
Foreign currency translation	(1,258)	—	—	(1,258)	1,258	(1,258)

Comprehensive income	$10,882	$15,186	$7,438	$3,476	$(26,100)	$10,882

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

	Year Ended December 31, 2013
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

Revenues	$—	$541,002	$28,277	$13,838	$(673)	$582,444
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	—	424,129	7,905	7,760	—	439,794
Operating expenses	—	71,623	3,445	2,167	(673)	76,562
Depreciation	—	7,186	1	163	—	7,350
Amortization	—	9,217	—	371	—	9,588

Total costs and expenses	—	512,155	11,351	10,461	(673)	533,294

Operating income	—	28,847	16,926	3,377	—	49,150
Other (income) expense
Interest expense, net of interest income	—	10,342	—	(77)	—	10,265
Equity in income of subsidiaries	(24,398)	(13,596)	—	—	37,994	—

Total other (income) expense	(24,398)	(3,254)	—	(77)	37,994	10,265

Income from operations before tax	24,398	32,101	16,926	3,454	(37,994)	38,885
Income tax expense	—	7,703	5,924	860	—	14,487

Net income	24,398	24,398	11,002	2,594	(37,994)	24,398
Foreign currency translation	269	—	—	269	(269)	269

Comprehensive income	$24,667	$24,398	$11,002	$2,863	$(38,263)	$24,667

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

	Year Ended December 31, 2012
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

Revenues	$—	$556,376	$18,623	$10,001	$(514)	$584,486
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	—	426,183	3,376	6,500	—	436,059
Operating expenses	—	72,551	1,880	1,889	(514)	75,806
Depreciation	—	6,617	5	221	—	6,843
Amortization	—	9,543	—	253	—	9,796

Total costs and expenses	—	514,894	5,261	8,863	(514)	528,504

Operating income	—	41,482	13,362	1,138	—	55,982
Other (income) expense
Interest expense, net of interest income	—	15,591	—	(72)	—	15,519
Equity in income of subsidiaries	(25,689)	(9,546)	—	—	35,235	—

Total other (income) expense	(25,689)	6,045	—	(72)	35,235	15,519

Income from operations before tax	25,689	35,437	13,362	1,210	(35,235)	40,463
Income tax expense	—	9,748	4,677	349	—	14,774

Net income	25,689	25,689	8,685	861	(35,235)	25,689
Foreign currency translation	218	—	—	218	(218)	218

Comprehensive income	$25,907	$25,689	$8,685	$1,079	$(35,453)	$25,907

Schedule of guarantor condensed consolidating balance sheet

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEETS

(in thousands)

	At March 31, 2015
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$120,435	$13,315	$11,263	$—	$145,013
Settlement receivables	—	26,950	—	2,837	—	29,787
Trade receivables, net	—	6,294	32,925	1	—	39,220
Other receivables	—	3,846	24,870	113	(8,437)	20,392
Inventory	—	9,312	13,738	—	—	23,050
Prepaid expenses and other assets	—	7,836	2,523	8,530	—	18,889
Deferred tax asset	—	2,743	6,847	—	—	9,590
Intercompany balances	—	32,512	155,182	1,473	(189,167)	—

Total current assets	—	209,928	249,400	24,217	(197,604)	285,941
Non-current assets
Property, equipment and leasehold improvements, net	—	17,409	84,865	485	—	102,759
Goodwill	—	148,278	708,922	656	—	857,856
Other intangible assets, net	—	23,260	388,281	8,562	—	420,103
Other receivables, non-current	—	4,411	4,182	—	—	8,593
Investment in subsidiaries	233,859	149,599	—	86	(383,544)	—
Deferred tax asset, non-current	—	76,460	22,467	—	(98,927)	—
Other assets, non-current	—	46,090	3,413	509	—	50,012
Intercompany balances	—	1,131,876	—	—	(1,131,876)	—

Total non-current assets	233,859	1,597,383	1,212,130	10,298	(1,614,347)	1,439,323

Total assets	$233,859	$1,807,311	$1,461,530	$34,515	$(1,811,951)	$1,725,264

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Settlement liabilities	$—	$136,839	$297	$4,513	$—	$141,649
Accounts payable and accrued expenses	—	85,689	35,216	1,075	(8,437)	113,543
Current portion of long-term debt	—	10,000	—	—	—	10,000
Intercompany balances	—	156,536	22,949	9,682	(189,167)	—

Total current liabilities	—	389,064	58,462	15,270	(197,604)	265,192
Non-current liabilities
Deferred tax liability, non-current	—	1,071	156,957	—	(98,927)	59,101
Long-term debt, less current portion	—	1,161,731	—	—	—	1,161,731
Other accrued expenses and liabilities	—	4,924	457	—	—	5,381
Intercompany balances	—	—	1,131,876	—	(1,131,876)	—

Total non-current liabilities	—	1,167,726	1,289,290	—	(1,230,803)	1,226,213

Total liabilities	—	1,556,790	1,347,752	15,270	(1,428,407)	1,491,405

Stockholders’ Equity
Common stock	91	—	—	—	—	91
Convertible preferred stock	—	—	—	—	—	—
Additional paid-in capital	248,491	87,202	2,269	21,110	(110,581)	248,491
Retained earnings (deficit)	160,621	162,623	111,509	(738)	(273,394)	160,621
Accumulated other comprehensive income (loss)	696	696	—	(1,127)	431	696
Treasury stock, at cost	(176,040)	—	—	—	—	(176,040)

Total stockholders’ equity	233,859	250,521	113,778	19,245	(383,544)	233,859

Total liabilities and stockholders’ equity	$233,859	$1,807,311	$1,461,530	$34,515	$(1,811,951)	$1,725,264

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEETS

(in thousands)

	At March 31, 2015
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$120,435	$13,315	$11,263	$—	$145,013
Settlement receivables	—	26,950	—	2,837	—	29,787
Trade receivables, net	—	6,294	32,925	1	—	39,220
Other receivables	—	3,846	24,870	113	(8,437)	20,392
Inventory	—	9,312	13,738	—	—	23,050
Prepaid expenses and other assets	—	7,836	2,523	8,530	—	18,889
Deferred tax asset	—	2,743	6,847	—	—	9,590
Intercompany balances	—	32,512	155,182	1,473	(189,167)	—

Total current assets	—	209,928	249,400	24,217	(197,604)	285,941
Non-current assets
Property, equipment and leasehold improvements, net	—	17,409	84,865	485	—	102,759
Goodwill	—	148,278	708,922	656	—	857,856
Other intangible assets, net	—	23,260	388,281	8,562	—	420,103
Other receivables, non-current	—	4,411	4,182	—	—	8,593
Investment in subsidiaries	233,859	149,599	—	86	(383,544)	—
Deferred tax asset, non-current	—	76,460	22,467	—	(98,927)	—
Other assets, non-current	—	46,090	3,413	509	—	50,012
Intercompany balances	—	1,131,876	—	—	(1,131,876)	—

Total non-current assets	233,859	1,597,383	1,212,130	10,298	(1,614,347)	1,439,323

Total assets	$233,859	$1,807,311	$1,461,530	$34,515	$(1,811,951)	$1,725,264

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Settlement liabilities	$—	$136,839	$297	$4,513	$—	$141,649
Accounts payable and accrued expenses	—	85,689	35,216	1,075	(8,437)	113,543
Current portion of long-term debt	—	10,000	—	—	—	10,000
Intercompany balances	—	156,536	22,949	9,682	(189,167)	—

Total current liabilities	—	389,064	58,462	15,270	(197,604)	265,192
Non-current liabilities
Deferred tax liability, non-current	—	1,071	156,957	—	(98,927)	59,101
Long-term debt, less current portion	—	1,161,731	—	—	—	1,161,731
Other accrued expenses and liabilities	—	4,924	457	—	—	5,381
Intercompany balances	—	—	1,131,876	—	(1,131,876)	—

Total non-current liabilities	—	1,167,726	1,289,290	—	(1,230,803)	1,226,213

Total liabilities	—	1,556,790	1,347,752	15,270	(1,428,407)	1,491,405

Stockholders’ Equity
Common stock	91	—	—	—	—	91
Convertible preferred stock	—	—	—	—	—	—
Additional paid-in capital	248,491	87,202	2,269	21,110	(110,581)	248,491
Retained earnings (deficit)	160,621	162,623	111,509	(738)	(273,394)	160,621
Accumulated other comprehensive income (loss)	696	696	—	(1,127)	431	696
Treasury stock, at cost	(176,040)	—	—	—	—	(176,040)

Total stockholders’ equity	233,859	250,521	113,778	19,245	(383,544)	233,859

Total liabilities and stockholders’ equity	$233,859	$1,807,311	$1,461,530	$34,515	$(1,811,951)	$1,725,264

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEETS

(in thousands)

	At December 31, 2014
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$68,143	$6,489	$14,463	$—	$89,095
Settlement receivables	—	40,157	—	3,131	—	43,288
Trade Receivables, net	—	6,578	31,116	3	—	37,697
Other receivables	—	3,416	16,992	145	—	20,553
Inventory	—	10,595	16,568	—	—	27,163
Prepaid expenses and other assets	—	7,143	2,821	9,024	—	18,988
Deferred tax asset	—	2,743	6,848	—	—	9,591
Intercompany balances	—	18,038	151,179	1,623	(170,840)	—

Total current assets	—	156,813	232,013	28,389	(170,840)	246,375
Non-current assets
Property, equipment and leasehold improvements, net	—	17,864	87,898	323	—	106,085
Goodwill	—	148,278	708,922	713	—	857,913
Other intangible assets, net	—	24,771	402,816	9,198	—	436,785
Other receivables, non-current	—	4,411	4,773	—	—	9,184
Investment in subsidiaries	231,473	147,195	—	86	(378,754)	—
Deferred tax asset, non-current	—	78,229	—	—	(78,229)	—
Other assets, non-current	—	47,508	3,366	69	—	50,943
Intercompany balances	—	1,130,380	—	—	(1,130,380)	—

Total non-current assets	231,473	1,598,636	1,207,775	10,389	(1,587,363)	1,460,910

Total assets	$231,473	$1,755,449	$1,439,788	$38,778	$(1,758,203)	$1,707,285

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Settlement liabilities	$—	$111,375	$140	$7,642	$—	$119,157
Accounts payable and accrued expenses	—	61,544	41,395	1,729	—	104,668
Current portion of long-term debt	—	10,000	—	—	—	10,000
Intercompany balances	—	152,802	8,159	9,879	(170,840)	—

Total current liabilities	—	335,721	49,694	19,250	(170,840)	233,825
Non-current liabilities
Deferred tax liability, non-current	—	1,072	134,490	—	(78,229)	57,333
Long-term debt, less current portion	—	1,178,787	—	—	—	1,178,787
Other accrued expenses and liabilities	—	5,377	490	—	—	5,867
Intercompany balances	—	—	1,130,380	—	(1,130,380)	—

Total non-current liabilities	—	1,185,236	1,265,360	—	(1,208,609)	1,241,987

Total liabilities	—	1,520,957	1,315,054	19,250	(1,379,449)	1,475,812

Stockholders’ Equity
Common stock	90	—	—	—	—	90
Additional paid-in capital	245,682	69,654	2,269	21,115	(93,038)	245,682
Retained earnings (deficit)	160,152	163,269	122,465	(1,006)	(284,728)	160,152
Accumulated other comprehensive income (loss)	1,569	1,569	—	(581)	(988)	1,569
Treasury stock, at cost	(176,020)	—	—	—	—	(176,020)

Total stockholders’ equity	231,473	234,492	124,734	19,528	(378,754)	231,473
Total liabilities and stockholders’ equity	$231,473	$1,755,449	$1,439,788	$38,778	$(1,758,203)	$1,707,285

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEETS

(in thousands)

	At December 31, 2013
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets
Cash and cash equivalents	$—	$100,573	$2,149	$11,532	$—	$114,254
Settlement receivables	—	34,458	—	3,807	—	38,265
Trade receivables, net	—	9,030	2,622	6	—	11,658
Other receivables	—	4,451	—	154	—	4,605
Inventory	—	9,413	—	—	—	9,413
Prepaid expenses and other assets	—	10,300	20	6,354	—	16,674
Deferred tax asset	—	3,102	—	—	—	3,102
Intercompany balances	—	20,005	135,542	—	(155,547)	—

Total current assets	—	191,332	140,333	21,853	(155,547)	197,971
Non-current assets
Property, equipment and leasehold improvements, net	—	18,282	56	372	—	18,710
Goodwill	—	139,839	39,470	775	—	180,084
Other intangible assets, net	—	30,229	499	807	—	31,535
Other receivables, non-current	—	699	—	—	—	699
Investment in subsidiaries	218,604	113,350	—	—	(331,954)	—
Deferred tax asset, non-current	—	88,253	—	—	(311)	87,942
Other assets, non-current	—	10,311	—	75	—	10,386
Intercompany balances	—	61,936	—	1,572	(63,508)	—

Total non-current assets	218,604	462,899	40,025	3,601	(395,773)	329,356

Total assets	$218,604	$654,231	$180,358	$25,454	$(551,320)	$527,327

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Settlement liabilities	$—	$137,089	$—	$7,933	$—	$145,022
Accounts payable and accrued expenses	—	51,324	1,398	879	—	53,601
Current portion of long-term debt	—	1,030	—	—	—	1,030
Intercompany balances	—	135,542	—	20,005	(155,547)	—

Total current liabilities	—	324,985	1,398	28,817	(155,547)	199,653
Non-current liabilities
Deferred tax liability, non-current	—	—	—	311	(311)	—
Long-term debt, less current portion	—	101,970	—	—	—	101,970
Other accrued expenses and liabilities	—	7,100	—	—	—	7,100
Intercompany balances	—	1,572	61,936	—	(63,508)	—

Total non-current liabilities	—	110,642	61,936	311	(63,819)	109,070

Total liabilities	—	435,627	63,334	29,128	(219,366)	308,723

Stockholders’ Equity
Common stock	89	—	—	—	—	89
Additional paid-in capital	231,516	67,694	2,000	1,808	(71,502)	231,516
Retained earnings (deficit)	148,012	148,083	115,024	(5,738)	(257,369)	148,012
Accumulated other comprehensive income	2,827	2,827	—	256	(3,083)	2,827
Treasury stock, at cost	(163,840)	—	—	—	—	(163,840)

Total stockholders’ equity (deficit)	218,604	218,604	117,024	(3,674)	(331,954)	218,604

Total liabilities and stockholders’ equity	$218,604	$654,231	$180,358	$25,454	$(551,320)	$527,327

Schedule of guarantor condensed consolidating cash flows

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in thousands)

	Three Months Ended March 31, 2015
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash flows from operating activities
Net income (loss)	$469	$14,204	$(10,955)	$267	$(3,516)	$469
Adjustments to reconcile net income (loss) to cash (used in) provided by operating activities:
Depreciation and amortization	—	3,989	26,313	730	—	31,032
Amortization of financing costs	—	2,072	—	—	—	2,072
Loss on sale or disposal of assets	—	2	—	—	—	2
Accretion of contract rights	—	—	2,104	—	—	2,104
Provision for bad debts	—	—	2,266	—	—	2,266
Equity in income of subsidiaries	(469)	(3,047)	—	—	3,516	—
Stock-based compensation	—	1,674	—	—	119	1,793
Other non-cash items	—	—	231	—	—	231
Changes in operating assets and liabilities:
Net settlement receivables and liabilities	—	38,671	157	(2,855)	—	35,973
Other changes in operating assets and liabilities	(5)	13,617	(3,350)	(269)	(119)	9,874

Net cash (used in) provided by operating activities	(5)	71,182	16,766	(2,127)	—	85,816

Cash flows from investing activities
Capital expenditures	—	(2,434)	(9,902)	(280)	—	(12,616)
Proceeds from sale of fixed assets	—	1	—	—	—	1
Advances under development and placement agreements	—	—	(1,255)	—	—	(1,255)
Repayments under development agreements	—	—	1,217	—	—	1,217
Changes in restricted cash and cash equivalents	—	59	—	—	—	59
Intercompany investing activities	(1,023)	164	—	(48)	907	—

Net cash used in investing activities	(1,023)	(2,210)	(9,940)	(328)	907	(12,594)

Cash flows from financing activities
Repayments of credit facility	—	(17,500)	—	—	—	(17,500)
Debt issuance costs	—	(252)	—	—	—	(252)
Proceeds from exercise of stock options	1,048	—	—	—	—	1,048
Purchase of treasury stock	(20)	—	—	—	—	(20)
Intercompany financing activities	—	1,072	—	(165)	(907)	—

Net cash provided by (used in) financing activities	1,028	(16,680)	—	(165)	(907)	(16,724)

Effect of exchange rates on cash	—	—	—	(580)	—	(580)

Cash and cash equivalents
Net increase (decrease) for the period	—	52,292	6,826	(3,200)	—	55,918
Balance, beginning of the period	—	68,143	6,489	14,463	—	89,095

Balance, end of the period	$—	$120,435	$13,315	$11,263	$—	$145,013

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in thousands)

	Three Months Ended March 31, 2014
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash flows from operating activities
Net income	$7,489	$7,489	$2,602	$2,480	$(12,571)	$7,489
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Depreciation and amortization	—	4,113	1	167	—	4,281
Amortization of financing costs	—	471	—	—	—	471
Loss on sale or disposal of assets	—	124	—	—	—	124
Provision for bad debts	—	—	2,014	—	—	2,014
Equity in income of subsidiaries	(7,489)	(5,082)	—	—	12,571	—
Stock-based compensation	—	2,057	—	—	—	2,057
Changes in operating assets and liabilities:
Net settlement receivables and liabilities	—	63,982	218	(1,011)	—	63,189
Other changes in operating assets and liabilities	(51)	18,829	(4,360)	(7,446)	—	6,972

Net cash (used in) provided by operating activities	(51)	91,983	475	(5,810)	—	86,597

Cash flows from investing activities
Capital expenditures	—	(2,707)	(93)	(225)	—	(3,025)
Proceeds from sale of fixed assets	—	192	—	—	—	192
Changes in restricted cash and cash equivalents	—	(46)	—	—	—	(46)
Intercompany investing activities	378	(9,663)	—	(1,590)	10,875	—

Net cash provided by (used in) investing activities	378	(12,224)	(93)	(1,815)	10,875	(2,879)

Cash flows from financing activities
Repayments against prior credit facility	—	(3,000)	—	—	—	(3,000)
Proceeds from exercise of stock options	2,440	—	—	—	—	2,440
Purchase of treasury stock	(2,767)	—	—	—	—	(2,767)
Intercompany financing activities	—	987	—	9,888	(10,875)	—

Net cash (used in) provided by financing activities	(327)	(2,013)	—	9,888	(10,875)	(3,327)

Effect of exchange rates on cash	—	—	—	(79)	—	(79)

Cash and cash equivalents
Net increase for the period		77,746	382	2,184	—	80,312
Balance, beginning of the period	—	100,573	2,149	11,532	—	114,254

Balance, end of the period	$—	$178,319	$2,531	$13,716	$—	$194,566

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in thousands)

	Six Months Ended June 30, 2015
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash flows from operating activities
Net (loss) income	$(12,272)	$13,112	$(19,474)	$802	$5,560	$(12,272)
Adjustments to reconcile net (loss) income to cash provided by (used in)operating activities:
Depreciation and amortization	—	7,969	53,157	1,395	—	62,521
Amortization of financing costs	—	3,730	—	—	—	3,730
(Gain) loss on sale or disposal of assets	—	(13)	387	—	—	374
Accretion of contract rights	—	—	4,092	—	—	4,092
Provision for bad debts	—	—	4,370	—	—	4,370
Loss on early extinguishment of debt	—	12,977	—	—	—	12,977
Equity in loss (income) of subsidiaries	12,272	(6,712)	—	—	(5,560)	—
Stock-based compensation	—	3,432	522	—	—	3,954
Other non-cash items	—	76	(96)	—	—	(20)
Changes in operating assets and liabilities:
Net settlement receivables and liabilities	—	43,663	91	(1,970)	—	41,784
Other changes in operating assets and liabilities	28	15,839	(10,159)	(827)	—	4,881

Net cash provided by (used in) operating activities	28	94,073	32,890	(600)	—	126,391

Cash flows from investing activities
Acquisitions, net of cash acquired	—	(2,257)	—	—	—	(2,257)
Capital expenditures	—	(5,387)	(23,993)	(280)	—	(29,660)
Proceeds from sale of fixed assets	—	29	—	—	—	29
Repayments under development agreements	—	—	2,392	—	—	2,392
Advances under development and placement agreements	—	—	(1,255)	—	—	(1,255)
Changes in restricted cash and cash equivalents	—	60	—	—	—	60
Intercompany investing activities	(3,907)	5,423	—	(106)	(1,410)	—

Net cash used in investing activities	(3,907)	(2,132)	(22,856)	(386)	(1,410)	(30,691)

Cash flows from financing activities
Repayments of credit facility	—	(5,000)	—	—	—	(5,000)
Repayments of secured notes	—	(350,000)	—	—	—	(350,000)
Proceeds from issuance of secured notes	—	335,000	—	—	—	335,000
Debt issuance costs	—	(1,154)	—	—	—	(1,154)
Issuance of warrants	2,246	(2,246)	—	—	—	—
Proceeds from exercise of stock options	1,673	—	—	—	—	1,673
Purchase of treasury stock	(40)	—	—	—	—	(40)
Intercompany financing activities	—	106	—	(1,516)	1,410	—

Net cash provided by (used in) financing activities	3,879	(23,294)	—	(1,516)	1,410	(19,521)

Effect of exchange rates on cash	—	—	—	(257)	—	(257)

Cash and cash equivalents
Net increase (decrease) for the period	—	68,647	10,034	(2,759)	—	75,922
Balance, beginning of the period	—	68,143	6,489	14,463	—	89,095

Balance, end of the period	$—	$136,790	$16,523	$11,704	$—	$165,017

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in thousands)

	Six Months Ended June 30, 2014
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash flows from operating activities
Net income	$12,213	$12,421	$5,211	$3,006	$(20,638)	$12,213
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Depreciation and amortization	—	8,627	2	340	—	8,969
Amortization of financing costs	—	942	—	—	—	942
Gain on sale or disposal of assets	—	(21)	—	—	—	(21)
Provision for bad debts	—	—	4,229	—	—	4,229
Equity in income of subsidiaries	(12,213)	(8,425)	—	—	20,638	—
Stock-based compensation	—	5,409	—	—	—	5,409
Changes in operating assets and liabilities:
Net settlement receivables and liabilities	—	41,722	192	896	—	42,810
Other changes in operating assets and liabilities	(31)	17,615	(9,289)	(7,417)	—	878

Net cash (used in) provided by operating activities	(31)	78,290	345	(3,175)	—	75,429

Cash flows from investing activities
Acquisitions, net of cash acquired	—	(11,845)	—	—	—	(11,845)
Capital expenditures	—	(6,977)	(203)	(313)	—	(7,493)
Proceeds from sale of fixed assets	—	213	—	—	—	213
Changes in restricted cash and cash equivalents	—	(45)	—	—	—	(45)
Intercompany investing activities	2,022	(11,622)	—	(1,594)	11,194	—

Net cash provided by (used in) investing activities	2,022	(30,276)	(203)	(1,907)	11,194	(19,170)

Cash flows from financing activities
Repayments of prior credit facility	—	(7,000)	—	—	—	(7,000)
Proceeds from exercise of stock options	4,613	—	—	—	—	4,613
Purchase of treasury stock	(6,604)	—	—	—	—	(6,604)
Intercompany financing activities	—	1,188	—	10,006	(11,194)	—

Net cash (used in) provided by financing activities	(1,991)	(5,812)	—	10,006	(11,194)	(8,991)

Effect of exchange rates on cash	—	—	—	476	—	476

Cash and cash equivalents
Net increase for the period	—	42,202	142	5,400	—	47,744
Balance, beginning of the period	—	100,573	2,149	11,532	—	114,254

Balance, end of the period	$—	$142,775	$2,291	$16,932	$—	$161,998

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31, 2014
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Cash flows from operating activities
Net income	$12,140	$15,186	$7,438	$4,734	$(27,358)	$12,140
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Depreciation and amortization	—	18,608	3,588	748	—	22,944
Amortization of financing costs	—	2,035	—	—	—	2,035
Provision for bad debts	—	—	8,991	—	—	8,991
Impairment Loss	—	3,129	—	—	—	3,129
Loss on early extinguishment of debt	—	2,523	202	—	—	2,725
Equity in income of subsidiaries	(12,140)	(15,218)	—	—	27,358	—
Stock-based compensation	—	8,849	27	—	—	8,876
Other non-cash items	—	52	284	1	—	337
Changes in operating assets and liabilities:
Net settlement receivables and liabilities	—	(31,414)	141	594	—	(30,679)
Other changes in operating assets and liabilities	(47)	34,774	(20,047)	(20,647)	—	(5,967)

Net cash (used in) provided by operating activities	(47)	38,524	624	(14,570)	—	24,531

Cash flows from investing activities
Acquisitions, net of cash acquired	—	(11,845)	(1,056,155)	—	—	(1,068,000)
Capital expenditures	—	(5,465)	(3,464)	(9,092)	—	(18,021)
Repayments under development agreements	—	—	276	—	—	276
Changes in restricted cash and cash equivalents	—	(102)	—	—	—	(102)
Intercompany investing activities	6,889	(1,085,709)	—	(1,425)	1,080,245	—

Net cash provided by (used in) investing activities	6,889	(1,103,121)	(1,059,343)	(10,517)	1,080,245	(1,085,847)

Cash flows from financing activities
Repayments of prior credit facility	—	(103,000)	—	—	—	(103,000)
Proceeds from long-term debt	—	1,200,000	—	—	—	1,200,000
Debt issuance costs	—	(52,735)	—	—	—	(52,735)
Proceeds from exercise of stock options	5,338	—	—	—	—	5,338
Purchase of treasury stock	(12,180)	—	—	—	—	(12,180)
Intercompany financing activities	—	(12,098)	1,063,059	29,284	(1,080,245)	—

Net cash (used in) provided by financing activities	(6,842)	1,032,167	1,063,059	29,284	(1,080,245)	1,037,423

Effect of exchange rates on cash	—	—	—	(1,266)	—	(1,266)

Cash and cash equivalents
Net (decrease) increase for the period	—	(32,430)	4,340	2,931	—	(25,159)
Balance, beginning of the period	—	100,573	2,149	11,532	—	114,254

Balance, end of the period	$—	$68,143	$6,489	$14,463	$—	$89,095

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31, 2013
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Cash flows from operating activities
Net income	$24,398	$24,398	$11,002	$2,594	$(37,994)	$24,398
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation and amortization	—	16,403	1	534	—	16,938
Amortization of financing costs	—	1,793	—	—	—	1,793
Provision for bad debts	—	—	7,874	—	—	7,874
Equity in income of subsidiaries	(24,398)	(13,596)	—	—	37,994	—
Stock-based compensation	—	5,078	—	—	—	5,078
Other non-cash items	—	180	—	(2)	—	178
Changes in operating assets and liabilities:
Net settlement receivables and liabilities	—	(44,264)	—	(1,729)	—	(45,993)
Other changes in operating assets and liabilities	19	13,391	(18,880)	(462)	—	(5,932)

Net cash provided by (used in) operating activities	19	3,383	(3)	935	—	4,334

Cash flows from investing activities
Capital expenditures	—	(13,364)	(330)	(206)	—	(13,900)
Changes in restricted cash and cash equivalents	—	(90)	—	—	—	(90)
Intercompany investing activities	9,900	(4,676)	—	—	(5,224)	—

Net cash provided by (used in) investing activities	9,900	(18,130)	(330)	(206)	(5,224)	(13,990)

Cash flows from financing activities
Repayments of prior credit facility	—	(18,500)	—	—	—	(18,500)
Debt issuance costs	—	(764)	—	—	—	(764)
Proceeds from exercise of stock options	8,431	—	—	—	—	8,431
Purchase of treasury stock	(18,350)	—	—	—	—	(18,350)
Intercompany financing activities	—	(7,056)	2,000	(168)	5,224	—

Net cash (used in) provided by financing activities	(9,919)	(26,320)	2,000	(168)	5,224	(29,183)

Effect of exchange rates on cash	—	—	—	73	—	73

Cash and cash equivalents
Net (decrease) increase for the period	—	(41,067)	1,667	634	—	(38,766)
Balance, beginning of the period	—	141,640	482	10,898	—	153,020

Balance, end of the period	$—	$100,573	$2,149	$11,532	$—	$114,254

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31, 2012
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Cash flows from operating activities
Net income	$25,689	$25,689	$8,685	$861	$(35,235)	$25,689
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	—	16,160	5	474	—	16,639
Amortization of financing costs	—	1,485	—	—	—	1,485
Provision for bad debts	—	2,531	2,651	—	—	5,182
Equity (income) loss	(25,689)	(9,546)	—	—	35,235	—
Stock-based compensation	—	6,655	—	—	—	6,655
Other non-cash items	—	95	—	—	—	95
Changes in operating assets and liabilities:
Net settlement receivables and liabilities	—	88,354	—	2,999	—	91,353
Other changes in operating assets and liabilities	29	3,738	(10,705)	17,328	—	10,390

Net cash provided by operating activities	29	135,161	636	21,662	—	157,488

Cash flows from investing activities
Capital expenditures	—	(11,546)	(225)	(1,015)	—	(12,786)
Changes in restricted cash and cash equivalents	—	255	—	—	—	255
Intercompany investing activities	(6,422)	20,336	—	—	(13,914)	—

Net cash (used in) provided by investing activities	(6,422)	9,045	(225)	(1,015)	(13,914)	(12,531)

Cash flows from financing activities
Repayments of prior credit facility	—	(52,500)	—	—	—	(52,500)
Debt issuance costs	—	(676)	—	—	—	(676)
Proceeds from exercise of stock options	6,655	—	—	—	—	6,655
Purchase of treasury stock	(262)	—	—	—	—	(262)
Intercompany financing activities	—	2,844	—	(16,758)	13,914	—

Net cash provided by (used in) financing activities	6,393	(50,332)	—	(16,758)	13,914	(46,783)

Effect of exchange rates on cash	—	—	—	(689)	—	(689)

Cash and cash equivalents
Net increase for the period	—	93,874	411	3,200	—	97,485
Balance, beginning of the period	—	47,766	71	7,698	—	55,535

Balance, end of the period	$—	$141,640	$482	$10,898	$—	$153,020